Other operating costs - Summary of number of employees (Details) - employee	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Number of employees, year end	33,026	31,654	31,425
Average number of employees	32,391	31,807	30,845
UK
Disclosure of operating segments [line items]
Number of employees, year end	14,554	13,477	13,956
Average number of employees	14,105	13,919	13,439
US
Disclosure of operating segments [line items]
Number of employees, year end	18,472	18,177	17,469
Average number of employees	18,286	17,888	17,406